Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Trade and Other Payables

	SA Rand
Figures in million	2022	2021
Financial liabilities
Trade payables	1 266	1 269
Lease liability – current[1]	197	107
Other liabilities	328	129
Non-financial liabilities
Payroll accruals	832	847
Leave liabilities (a)	770	731
Shaft-related liabilities	841	928
Other accruals	92	211
Value added tax	156	163
Income and mining tax	12	4
Total trade and other payables	4 494	4 389
[1]Refer to note 28 for an analysis of the lease liability.
33    Trade and other payables continued

(a)    Employee entitlements to annual leave are recognised on an ongoing basis. An accrual is made for the estimated liability for annual leave as a result of services rendered by employees up to the balance sheet date. The movement in the liability recognised in the balance sheet is as follows:

	SA Rand
Figures in million	2022	2021
Balance at beginning of year	731	537
Benefits paid	(762)	(583)
Total expense per income statement	787	630
Translation (gain)/loss	14	(25)
Acquisitions[1]	—	172
Balance at end of year	770	731
[1]Acquisition of the Mponeng operations and related assets. Refer to note 14 for detail.